Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 183,294	$ 130,324
COLOMBIA
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	101,754	63,217
UNITED STATES
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	66,723	49,098
PANAMA
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	10,210	14,296
Other [Member]
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 4,607	$ 3,713